Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2020
Financial Highlights [Abstract]
Schedule of Financial Highlights
In the table below, the contract owner units and net assets, the investment income ratio and the ranges of lowest to highest unit values, expense ratios and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Real Property Account. Only product designs within the Real Property Account that had contract owner units outstanding during the respective periods were considered when determining the ranges, which exclude Pruco Life of New Jersey’s position in the Real Property Account.
The table may not reflect the minimum and maximum contract charges as contract owners may not have selected all available and applicable products offered by Pruco Life of New Jersey as disclosed in Note 1.

	Units (000’s)	Unit Value Lowest-Highest			Net Assets (000’s)	Investment Income Ratio(1)	Expense Ratio(2) Lowest-Highest			Total Return(3) Lowest-Highest
December 31, 2020	1,486	$2.95	—	$4.01	$5,527	2.30%	0.35%	—	1.25%	(14.24)%	—	(13.47)%
December 31, 2019	1,558	$3.44	—	$4.63	$6,712	2.74%	0.35%	—	1.25%	1.49%	—	2.41%
December 31, 2018	1,625	$3.39	—	$4.52	$6,849	3.06%	0.35%	—	1.25%	2.60%	—	3.53%
December 31, 2017	1,713	$3.31	—	$4.37	$6,996	3.10%	0.35%	—	1.25%	3.60%	—	4.53%
December 31, 2016	1,835	$3.19	—	$4.18	$7,173	3.51%	0.35%	—	1.25%	3.80%	—	4.73%
(1)This amount represents the contract owners' proportionate share of net investment income from the underlying Partnership divided by the contract owners' average daily net assets of the Real Property Account. This ratio excludes those expenses, such as mortality and expense risk and administrative expenses that result in direct reductions in the unit values.
Note 7: Financial Highlights (continued)
(2)These amounts represent the annualized contract expenses of the Real Property Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Partnership are excluded.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying Partnership, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
The table below reflects information for assets held by Pruco Life of New Jersey. Charges for mortality and expense risk and administrative expenses are used by Pruco Life of New Jersey to purchase additional investments in its account resulting in no impact to its net assets.

Net Assets (000’s)
December 31, 2020	$3,269
December 31, 2019	$3,418
December 31, 2018	$3,008
December 31, 2017	$2,726
December 31, 2016	$2,324